Other Receivables and Contract Assets - Non-current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Receivables And Contract Assets [Abstract]
Other receivables	£ 663	£ 100